Fair Value Measurements - Changes in Level 3 - Recurring Basis (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 8	$ 15
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(9)
Transfers into Level 3		3
Transfers out of Level 3	(3)	(1)
Balance at end of period		8
Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		1
Transfers out of Level 3		(2)
Balance at end of period		0
Investment securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	8	22
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(3)	(15)
Transfers into Level 3	0	4
Transfers out of Level 3	(3)	(3)
Balance at end of period	2	8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	1
Bonds | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	7	14
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	3
Transfers out of Level 3	(3)	(1)
Balance at end of period	0	7
Corporate debt | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	4	13
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	(4)	(9)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Residential mortgage-backed securities (“RMBS”) | Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	0
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		1
Transfers out of Level 3		(1)
Balance at end of period		0
Commercial mortgage-backed securities (“CMBS”) | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	3	0
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	3
Transfers out of Level 3	(3)	0
Balance at end of period	0	3
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”) | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	1
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Transfers out of Level 3		(1)
Balance at end of period		0
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”) | Trading securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	0	7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		(6)
Transfers into Level 3		0
Transfers out of Level 3		(1)
Balance at end of period		0
Other long-term investments | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1	1
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	1	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	2	$ 1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	$ 1